S000035914 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. CMBS (ERISA Only) Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.75%	0.92%	2.81%
iShares CMBS ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.38%	0.57%	2.50%
Performance Inception Date				Feb. 14, 2012
iShares CMBS ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.86%	(0.63%)	1.34%
iShares CMBS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	(0.09%)	1.41%